Taxes (Details 3)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 16,013	¥ 115,104	¥ 198,966
Income taxes payable	824	5,922	394,809
Other taxes payable	3,696	26,571	31,833
Totals	$ 20,533	¥ 147,597	¥ 625,608